INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Inventory [Line Items]
Raw materials	$ 19,047	$ 15,781
Work in progress	26,425	19,525
Finished goods	12,602	10,354
Inventories	$ 58,074	$ 45,660